Lease Commitments as Lessee - Schedule of Future Minimum Payments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	R$ 16	R$ 4
Future minimum payments, finance lease	16	4
Current [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	6	4
Current [Member] | Up to one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	6	R$ 4
Non-current [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	10
Non-current [Member] | From one to five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	R$ 10